Consolidated Statements Of Cash Flows	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 172,060,500	1,071,954,126	906,395,868	807,625,038
Adjustments for:
Deferred taxes	(780,020)	(4,859,603)	83,932,389	(31,980,857)
Share-based compensation expense	19,244,136	119,892,890	29,335,181	33,289,216
Depreciation of property and equipment	9,738,188	60,669,884	60,877,662	54,444,577
Amortization of intangible assets and other assets	2,720,724	16,950,387	19,607,751	31,657,738
Loss from disposal of property and equipment	1,061,666	6,614,286	2,034,664	4,213,443
Sale back of land use rights	(768,429)	(4,787,388)
Gain from sale of a long-term investment	(49,778)	(310,120)
Impairment of intangible assets	2,097,247	13,066,057		46,557,669
Impairment of an equity investee	515,466	3,211,404
Other-than-temporary Impairment of available-for-sale security	38,639,140	240,725,709
Provision for/(recovery of) doubtful debts	9,013	56,149	(1,877,904)	(1,031,746)
Gain from deconsolidation of a subsidiary			(4,993,146)	(68,774,051)
Loss from valuation depreciation of equity investee upon reacquisition	48,728	303,581
Share of loss of an equity investee	981,872	6,117,163	8,218,001	648,106
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	418,115	2,604,900	(2,014,362)	(7,144,958)
Decrease/(increase) in prepayments and other current assets	(11,058,306)	(68,894,355)	18,024,537	21,524,192
Decrease/(increase) in due from related parties	(667,067)	(4,155,893)	(3,320,543)	3,592
(Increase)/decrease in due from research-and-development entity partners			3,146,600	(10,783,600)
Decrease/(increase) in inventories	(2,596)	(16,176)	116,934	290,102
Increase in other assets	(4,272,851)	(26,620,292)
Increase in payables and accrued expenses	4,288,663	26,718,801	15,133,759	22,543,374
(Decrease)/increase in advance from distributors	1,788,180	11,140,540	6,820,714	(14,057,759)
Increase in due to a related party	9,407	58,608	782,830
Increase in unrecognized tax benefit	502,150	3,128,445	29,692,724	4,803,660
Increase in income tax payable	1,534,614	9,560,801	16,369,200	16,807,255
Increase/(decrease) in deferred revenue	(6,930,849)	(43,179,884)	86,409,383	121,503,917
Net cash provided by operating activities	231,127,913	1,439,950,020	1,274,692,242	1,032,138,908
Cash flows from investing activities:
Payment for short-term investments	(121,757,107)	(758,558,950)	(3,733,267,990)	(6,823,806,000)
Proceeds received from maturity of short-term investments	150,714,673	938,967,485	6,047,547,330	7,872,494,000
Deposit for purchase of an office building				(18,921,000)
Investment in equity investees	(152,486)	(950,000)	(317,050,000)	(3,000,000)
Increase in long-term investments	(1,926,133)	(12,000,000)	(9,000,000)	(20,495,239)
Proceeds for withdrawal investment in long-term investments	3,339,490	20,805,359
Payment for held-to-maturity securities	(16,051,107)	(100,000,000)	(100,000,000)
Proceeds received from held-to-maturity securities	1,605,111	10,000,000
Purchase of property and equipment	(9,926,807)	(61,844,999)	(244,571,881)	(20,880,588)
Capitalized product development costs and purchased software	(2,752,870)	(17,150,657)	(11,002,249)	(15,653,901)
Proceeds from deconsolidation of a subsidiary	4,594,629	28,625,000		28,625,000
Deconsolidation of subsidiaries			(4,608,901)	(25,000,000)
Proceeds from disposal of intangible assets			25,000,000
Proceeds from disposal of property and equipment	37,680	234,750	223,580
Proceeds from sales of other assets	8,195,708	51,060,082
Acquisition of a subsidiary, net of cash acquired	(3,247,374)	(20,231,462)		(15,016,811)
Net cash provided by investing activities	12,673,407	78,956,608	1,653,269,889	958,345,461
Cash flows from financing activities:
Proceeds from/(payment to) exercise of share options	(98,547)	(613,958)	138,511,514	17,760,783
Dividends to shareholders	(71,636,534)	(446,302,773)	(4,810,164,772)	(279,122,994)
Dividends to non controlling interests	(14,943,580)	(93,100,000)	(12,250,000)
Repurchase of shares	(3,669,747)	(22,862,890)	(22,960,759)
Capital contribution from non controlling interests	5,721,048	35,642,700	937,000	10,737,017
Capital distribution to non controlling interests	(27,688)	(172,500)	(3,554,500)
Net cash used in financing activities	(84,655,048)	(527,409,421)	(4,709,481,517)	(250,625,194)
Effect of exchange rate changes on cash and cash equivalents	199,566	1,243,295	(45,095,908)	(60,078,122)
Net increase (decrease) in cash and cash equivalents	159,345,838	992,740,502	(1,826,615,294)	1,679,781,053
Cash and cash equivalents at the beginning of year	152,537,042	950,321,028	2,776,936,322	1,097,155,269
Cash and cash equivalents at the end of year	311,882,880	1,943,061,530	950,321,028	2,776,936,322
Supplemental disclosures:
Income tax paid	(18,844,163)	(117,401,021)	(109,454,531)	(116,066,099)
Withholding income tax paid associated with the repatriation of cash for a special dividend			(111,357,239)
Tax benefit realized from stock options	2,297,468	14,313,452	6,731,453	920,398
Interest received	16,615,292	103,514,928	153,658,020	150,531,887
Non-cash investing activities: Deconsolidation of subsidiaries
- Intangible assets				25,000,000
- Due from related parties			57,429	(25,000,000)
- Non-controlling interests			(2,158,537)	3,750,000
- Acquisition of property and equipment and intangible assets included in payables and accrued expenses			5,165,018	1,889,955
- Investment in Beijing Giant Zhengtu				(32,774,051)